LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.02%
Australia–0.01%
†MMG Ltd.	156,000	$ 37,122
		37,122
Brazil–4.07%
Ambev SA	245,600	707,978
Americanas SA	32,710	103,751
Atacadao SA	25,200	90,114
B3 SA - Brasil Bolsa Balcao	318,300	775,931
Banco Bradesco SA	82,284	249,551
Banco BTG Pactual SA	61,672	284,903
Banco do Brasil SA	44,000	313,625
Banco Santander Brasil SA	18,800	105,878
BB Seguridade Participacoes SA	36,800	181,259
†BRF SA	30,272	72,336
CCR SA	61,500	143,194
Centrais Eletricas Brasileiras SA	54,885	438,319
Cia de Saneamento Basico do Estado de Sao Paulo	17,400	160,054
Cia Siderurgica Nacional SA	35,300	83,369
Cosan SA	62,000	199,412
CPFL Energia SA	11,800	73,849
Energisa SA	9,900	77,044
Engie Brasil Energia SA	10,125	72,395
Equatorial Energia SA	53,272	265,257
Hapvida Participacoes e Investimentos S/A	242,418	341,538
Hypera SA	20,900	172,373
JBS SA	43,600	204,003
Klabin SA	38,400	129,416
Localiza Rent a Car SA	38,521	434,958
Lojas Renner SA	51,743	267,811
†Magazine Luiza SA	154,391	129,080
Natura & Co. Holding SA	45,596	125,098
†Petro Rio SA	36,000	183,926
Petroleo Brasileiro SA	193,100	1,191,315
Raia Drogasil SA	56,300	237,438
Rede D'Or Sao Luiz SA	20,300	112,256
Rumo SA	68,018	233,899
Suzano SA	38,330	317,406
Telefonica Brasil SA	26,600	199,462
TIM SA	43,200	96,821
TOTVS SA	26,614	145,494
Ultrapar Participacoes SA	36,900	80,102
Vale SA	207,192	2,772,367
Vibra Energia SA	61,200	196,045
WEG SA	87,500	519,873
		12,488,900
Chile–0.33%
Banco de Chile	2,386,721	209,995
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Banco de Credito e Inversiones SA	2,994	$ 76,086
Banco Santander Chile	3,335,356	116,530
Cencosud SA	71,663	90,688
Cia Cervecerias Unidas SA	6,440	34,965
Cia Sud Americana de Vapores SA	789,410	54,389
Empresas CMPC SA	56,997	86,737
Empresas COPEC SA	19,830	127,034
Enel Americas SA	1,082,045	114,016
Enel Chile SA	1,393,741	40,225
Falabella SA	37,978	75,739
		1,026,404
China–26.44%
360 DigiTech, Inc. ADR	4,500	57,690
360 Security Technology, Inc. Class A	15,200	13,842
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,800	11,744
3SBio, Inc.	74,500	52,781
†AAC Technologies Holdings, Inc.	36,500	56,729
†Advanced Micro-Fabrication Equipment, Inc. China Class A	1,325	20,034
AECC Aero-Engine Control Co. Ltd. Class A	3,000	10,611
AECC Aviation Power Co. Ltd. Class A	5,701	33,523
Agricultural Bank of China Ltd. Class A	177,900	71,677
Agricultural Bank of China Ltd. Class H	1,522,000	455,527
Aier Eye Hospital Group Co. Ltd. Class A	14,852	59,913
†Air China Ltd. Class A	14,900	21,932
†Air China Ltd. Class H	90,000	68,451
†Alibaba Group Holding Ltd.	781,600	7,799,849
A-Living Smart City Services Co. Ltd.	32,500	25,566
Aluminum Corp. of China Ltd. Class A	29,400	17,037
Aluminum Corp. of China Ltd. Class H	198,000	64,031
†Amlogic Shanghai Co. Ltd. Class A	871	7,935
Angel Yeast Co. Ltd. Class A	1,800	10,521
Anhui Conch Cement Co. Ltd. Class A	8,600	34,810
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Conch Cement Co. Ltd. Class H	63,000	$ 199,129
Anhui Gujing Distillery Co. Ltd. Class A	900	34,464
Anhui Gujing Distillery Co. Ltd. Class B	5,500	81,245
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,530	7,134
Anhui Kouzi Distillery Co. Ltd. Class A	1,300	8,575
Anhui Yingjia Distillery Co. Ltd. Class A	1,500	11,835
Anjoy Foods Group Co. Ltd. Class A	600	13,089
ANTA Sports Products Ltd.	63,200	663,397
Apeloa Pharmaceutical Co. Ltd. Class A	2,700	6,235
†Asia - Potash International Investment Guangzhou Co. Ltd. Class A	1,600	6,593
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	16,331
Autohome, Inc. ADR	3,900	112,164
Avary Holding Shenzhen Co. Ltd. Class A	4,200	15,272
AVIC Electromechanical Systems Co. Ltd. Class A	8,600	13,705
AVIC Industry-Finance Holdings Co. Ltd. Class A	20,400	8,630
AviChina Industry & Technology Co. Ltd. Class H	126,000	48,570
AVICOPTER PLC Class A	1,300	7,245
†Baidu, Inc. ADR	406	47,701
†Baidu, Inc. Class A	110,250	1,623,012
Bank of Beijing Co. Ltd. Class A	43,700	25,295
Bank of Changsha Co. Ltd. Class A	8,900	8,289
Bank of Chengdu Co. Ltd. Class A	8,000	18,410
Bank of China Ltd. Class A	74,300	32,345
Bank of China Ltd. Class H	4,121,000	1,345,898
Bank of Communications Co. Ltd. Class A	83,920	54,611
Bank of Hangzhou Co. Ltd. Class A	12,700	25,448
Bank of Jiangsu Co. Ltd. Class A	31,700	33,147
Bank of Nanjing Co. Ltd. Class A	21,400	31,698
Bank of Ningbo Co. Ltd. Class A	13,870	61,528
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Bank of Shanghai Co. Ltd. Class A	29,140	$ 24,010
Baoshan Iron & Steel Co. Ltd. Class A	47,400	35,059
BBMG Corp. Class A	22,900	8,016
†BeiGene Ltd. ADR	2,400	323,568
†Beijing Capital International Airport Co. Ltd. Class H	96,000	51,794
†Beijing Dabeinong Technology Group Co. Ltd. Class A	9,300	10,464
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	10,174
Beijing Enlight Media Co. Ltd. Class A	6,400	6,393
Beijing Enterprises Holdings Ltd.	26,000	72,867
Beijing Enterprises Water Group Ltd.	206,000	47,242
Beijing Kingsoft Office Software, Inc. Class A	976	27,542
Beijing New Building Materials PLC Class A	3,700	12,527
Beijing Originwater Technology Co. Ltd. Class A	2,717	1,805
Beijing Roborock Technology Co. Ltd. Class A	200	7,269
Beijing Shiji Information Technology Co. Ltd. Class A	3,940	6,861
Beijing Shunxin Agriculture Co. Ltd. Class A	1,600	4,482
Beijing Sinnet Technology Co. Ltd. Class A	4,200	4,711
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,672	10,405
Beijing United Information Technology Co. Ltd. Class A	1,055	16,015
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,220	19,622
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	600	10,364
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	86,200	54,793

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Betta Pharmaceuticals Co. Ltd. Class A	900	$ 5,667
BGI Genomics Co. Ltd. Class A	900	6,746
†Bilibili, Inc. ADR	400	6,128
†Bilibili, Inc. Class Z	8,980	137,919
Bloomage Biotechnology Corp. Ltd. Class A	680	12,497
BOC International China Co. Ltd. Class A	6,000	8,833
BOE Technology Group Co. Ltd. Class A	78,000	35,878
BTG Hotels Group Co. Ltd. Class A	2,300	6,907
BYD Co. Ltd. Class A	3,900	138,331
BYD Co. Ltd. Class H	42,500	1,047,010
BYD Electronic International Co. Ltd.	34,500	82,443
By-health Co. Ltd. Class A	3,900	9,665
Caitong Securities Co. Ltd. Class A	10,330	9,804
CanSino Biologics, Inc. Class A	257	4,363
CanSino Biologics, Inc. Class H	4,800	27,012
†CECEP Solar Energy Co. Ltd. Class A	6,700	6,433
CECEP Wind-Power Corp. Class A	11,400	7,039
CGN Power Co. Ltd. Class H	538,000	116,204
Chacha Food Co. Ltd. Class A	1,100	7,150
Changchun High & New Technology Industry Group, Inc. Class A	800	19,161
Changjiang Securities Co. Ltd. Class A	12,800	9,380
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	600	12,853
Chaozhou Three-Circle Group Co. Ltd. Class A	4,200	15,387
Chengtun Mining Group Co. Ltd. Class A	6,100	5,553
Chengxin Lithium Group Co. Ltd. Class A	1,900	12,488
†Chifeng Jilong Gold Mining Co. Ltd. Class A	3,900	11,172
China Baoan Group Co. Ltd. Class A	5,600	8,824
China CITIC Bank Corp. Ltd. Class H	457,000	181,358
China Coal Energy Co. Ltd. Class H	105,000	94,593
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Communications Services Corp. Ltd. Class H	122,000	$ 41,016
China Conch Venture Holdings Ltd.	83,500	132,777
China Construction Bank Corp. Class A	21,000	16,324
China CSSC Holdings Ltd. Class A	9,700	30,822
†China Eastern Airlines Corp. Ltd. Class A	19,600	13,450
China Energy Engineering Corp. Ltd.	69,100	21,723
China Everbright Bank Co. Ltd. Class A	86,500	34,332
China Everbright Bank Co. Ltd. Class H	157,000	43,107
China Everbright Environment Group Ltd.	188,000	77,828
=,†China Evergrande Group	213,000	11,193
†China Feihe Ltd.	181,000	126,377
China Galaxy Securities Co. Ltd. Class A	9,900	12,510
China Galaxy Securities Co. Ltd. Class H	176,000	81,085
China Great Wall Securities Co. Ltd. Class A	5,800	6,658
China Greatwall Technology Group Co. Ltd. Class A	7,200	8,646
China Hongqiao Group Ltd.	116,500	95,368
China International Capital Corp. Ltd. Class A	2,500	12,058
China International Capital Corp. Ltd. Class H	77,200	111,339
†China Jinmao Holdings Group Ltd.	292,000	59,395
China Jushi Co. Ltd. Class A	8,746	16,180
China Lesso Group Holdings Ltd.	55,000	50,908
China Life Insurance Co. Ltd. Class A	6,100	27,125
China Life Insurance Co. Ltd. Class H	387,000	495,139
†China Literature Ltd.	20,800	58,496
China Longyuan Power Group Corp. Ltd. Class H	170,000	212,431
China Medical System Holdings Ltd.	69,000	82,195
China Meheco Co. Ltd. Class A	3,200	5,433
China Meidong Auto Holdings Ltd.	30,000	47,473

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Mengniu Dairy Co. Ltd.	164,000	$ 648,309
China Merchants Bank Co. Ltd. Class A	45,000	212,767
China Merchants Bank Co. Ltd. Class H	202,500	937,141
China Merchants Securities Co. Ltd. Class A	15,700	27,221
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	17,100	39,393
†China Minmetals Rare Earth Co. Ltd. Class A	2,200	8,139
China Minsheng Banking Corp. Ltd. Class A	74,100	35,376
China National Chemical Engineering Co. Ltd. Class A	13,300	14,927
China National Nuclear Power Co. Ltd. Class A	38,700	31,801
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,700	28,704
China Oilfield Services Ltd. Class H	92,000	91,110
China Overseas Land & Investment Ltd.	199,500	519,004
China Overseas Property Holdings Ltd.	70,000	60,704
China Pacific Insurance Group Co. Ltd. Class A	14,700	41,987
China Pacific Insurance Group Co. Ltd. Class H	135,000	247,910
China Petroleum & Chemical Corp. Class A	68,700	41,564
China Petroleum & Chemical Corp. Class H	1,328,000	567,091
China Power International Development Ltd.	276,000	109,262
China Railway Group Ltd. Class A	44,200	32,524
China Railway Signal & Communication Corp. Ltd. Class A	15,545	9,075
China Resources Beer Holdings Co. Ltd.	84,000	582,685
China Resources Land Ltd.	166,000	650,203
China Resources Microelectronics Ltd. Class A	2,365	15,793
China Resources Mixc Lifestyle Services Ltd.	34,800	132,825
China Resources Power Holdings Co. Ltd.	98,000	151,331
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,200	$ 11,881
†China Ruyi Holdings Ltd.	236,000	50,080
China Shenhua Energy Co. Ltd. Class A	14,000	62,300
China Shenhua Energy Co. Ltd. Class H	176,000	523,716
†China Southern Airlines Co. Ltd. Class A	24,700	23,081
†China Southern Airlines Co. Ltd. Class H	94,000	49,470
China State Construction Engineering Corp. Ltd. Class A	89,100	64,475
China Suntien Green Energy Corp. Ltd. Class H	90,000	32,829
China Taiping Insurance Holdings Co. Ltd.	73,000	61,190
China Three Gorges Renewables Group Co. Ltd. Class A	60,100	47,541
China Tourism Group Duty Free Corp. Ltd. Class A	4,100	113,283
China Tower Corp. Ltd. Class H	2,268,000	242,317
China United Network Communications Ltd. Class A	65,900	31,070
China Vanke Co. Ltd. Class A	20,800	52,245
China Vanke Co. Ltd. Class H	86,600	156,725
China Yangtze Power Co. Ltd. Class A	47,784	152,952
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	17,945
†China Zheshang Bank Co. Ltd. Class A	34,600	14,518
†Chinasoft International Ltd.	142,000	86,739
Chongqing Brewery Co. Ltd. Class A	1,000	15,732
Chongqing Changan Automobile Co. Ltd. Class A	20,600	36,336
Chongqing Fuling Zhacai Group Co. Ltd. Class A	2,000	7,647
Chongqing Rural Commercial Bank Co. Ltd. Class A	18,800	9,445
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,400	41,305

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CIFI Ever Sunshine Services Group Ltd.	40,000	$ 14,773
†CIFI Holdings Group Co. Ltd.	208,462	21,064
CITIC Ltd.	298,000	280,764
CITIC Securities Co. Ltd. Class A	25,885	63,363
CITIC Securities Co. Ltd. Class H	110,275	186,665
CMOC Group Ltd. Class A	38,400	25,481
CMOC Group Ltd. Class H	180,000	69,886
CNGR Advanced Material Co. Ltd. Class A	900	10,531
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	6,900	6,691
†Contemporary Amperex Technology Co. Ltd. Class A	5,000	281,524
COSCO SHIPPING Development Co. Ltd. Class A	21,800	7,556
†COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,900	20,093
COSCO SHIPPING Holdings Co. Ltd. Class A	26,690	41,150
COSCO SHIPPING Holdings Co. Ltd. Class H	167,150	194,423
COSCO SHIPPING Ports Ltd.	93,473	58,832
†Country Garden Holdings Co. Ltd.	411,474	95,051
Country Garden Services Holdings Co. Ltd.	103,000	150,382
CRRC Corp. Ltd. Class A	52,200	34,440
CRRC Corp. Ltd. Class H	221,000	71,378
CSC Financial Co. Ltd. Class A	9,200	29,876
CSPC Pharmaceutical Group Ltd.	466,240	462,125
Daan Gene Co. Ltd. Class A	3,356	7,832
Dali Foods Group Co. Ltd.	104,000	44,786
Daqin Railway Co. Ltd. Class A	31,800	30,310
†Daqo New Energy Corp. ADR	3,000	159,240
DaShenLin Pharmaceutical Group Co. Ltd. Class A	2,100	8,929
DHC Software Co. Ltd. Class A	7,700	5,769
Do-Fluoride New Materials Co. Ltd. Class A	1,700	8,585
Dong-E-E-Jiao Co. Ltd. Class A	1,500	6,827
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Dongfang Electric Corp. Ltd. Class A	6,400	$ 18,337
Dongxing Securities Co. Ltd. Class A	7,473	7,764
Dongyue Group Ltd.	75,000	74,321
East Money Information Co. Ltd. Class A	27,804	68,763
Ecovacs Robotics Co. Ltd. Class A	1,000	9,356
ENN Energy Holdings Ltd.	41,200	549,327
ENN Natural Gas Co. Ltd. Class A	5,300	13,801
Eve Energy Co. Ltd. Class A	4,055	48,106
Everbright Securities Co. Ltd. Class A	8,300	15,328
†Fangda Carbon New Material Co. Ltd. Class A	8,480	7,421
Far East Horizon Ltd.	77,000	51,910
FAW Jiefang Group Co. Ltd. Class A	7,100	7,170
Fiberhome Telecommunication Technologies Co. Ltd. Class A	2,900	5,061
First Capital Securities Co. Ltd. Class A	9,800	7,512
†Flat Glass Group Co. Ltd. Class A	3,700	16,984
†Flat Glass Group Co. Ltd. Class H	22,000	53,235
Focus Media Information Technology Co. Ltd. Class A	30,700	23,828
Foshan Haitian Flavouring & Food Co. Ltd. Class A	8,060	93,882
Fosun International Ltd.	126,500	78,177
Founder Securities Co. Ltd. Class A	17,800	16,402
Foxconn Industrial Internet Co. Ltd. Class A	20,752	24,853
Fujian Sunner Development Co. Ltd. Class A	2,800	7,627
Fuyao Glass Industry Group Co. Ltd. Class A	4,300	21,620
Fuyao Glass Industry Group Co. Ltd. Class H	30,800	123,500
Ganfeng Lithium Co. Ltd. Class A	3,500	36,779
Ganfeng Lithium Co. Ltd. Class H	18,400	121,550
G-bits Network Technology Xiamen Co. Ltd. Class A	100	3,488

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†GCL System Integration Technology Co. Ltd. Class A	13,300	$ 5,908
†GD Power Development Co. Ltd. Class A	39,300	22,474
†GDS Holdings Ltd. Class A	44,400	97,687
GEM Co. Ltd. Class A	10,700	11,089
Gemdale Corp. Class A	9,900	16,038
†Genscript Biotech Corp.	60,000	129,885
GF Securities Co. Ltd. Class A	12,900	25,862
GF Securities Co. Ltd. Class H	55,800	60,556
Giant Network Group Co. Ltd. Class A	4,500	4,746
GigaDevice Semiconductor, Inc. Class A	1,452	19,041
†Ginlong Technologies Co. Ltd. Class A	750	23,285
GoerTek, Inc. Class A	7,300	27,149
†GOME Retail Holdings Ltd.	2,132	40
Gotion High-tech Co. Ltd. Class A	3,600	15,437
Great Wall Motor Co. Ltd. Class A	4,900	19,075
Great Wall Motor Co. Ltd. Class H	162,500	185,256
Gree Electric Appliances, Inc. of Zhuhai Class A	6,200	28,298
Greentown China Holdings Ltd.	44,500	83,520
Greentown Service Group Co. Ltd.	74,000	48,912
GRG Banking Equipment Co. Ltd. Class A	5,900	6,754
Guangdong Haid Group Co. Ltd. Class A	3,500	29,706
Guangdong Kinlong Hardware Products Co. Ltd. Class A	700	8,729
Guanghui Energy Co. Ltd. Class A	14,700	25,507
Guangzhou Automobile Group Co. Ltd. Class A	10,400	17,679
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,200	11,671
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	6,231
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,100	9,781
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,500	$ 12,598
Guangzhou Tinci Materials Technology Co. Ltd. Class A	4,160	25,717
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	9,595	7,661
Guolian Securities Co. Ltd. Class A	5,300	6,488
Guosen Securities Co. Ltd. Class A	13,900	16,816
Guotai Junan Securities Co. Ltd. Class A	16,100	30,914
Guoyuan Securities Co. Ltd. Class A	10,040	9,023
H World Group Ltd. ADR	10,200	342,108
†Haidilao International Holding Ltd.	57,000	110,562
Haier Smart Home Co. Ltd. Class A	13,400	46,551
Haier Smart Home Co. Ltd. Class H	117,200	356,637
†Haitian International Holdings Ltd.	33,000	62,449
Haitong Securities Co. Ltd. Class A	21,100	25,682
Haitong Securities Co. Ltd. Class H	144,800	76,572
Hangzhou First Applied Material Co. Ltd. Class A	2,804	20,870
Hangzhou Lion Electronics Co. Ltd. Class A	1,500	9,567
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,200	10,612
Hangzhou Robam Appliances Co. Ltd. Class A	2,100	6,768
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	13,904
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	10,241
Hangzhou Tigermed Consulting Co. Ltd. Class H	6,200	49,846
Hansoh Pharmaceutical Group Co. Ltd.	60,000	94,717
Heilongjiang Agriculture Co. Ltd. Class A	4,200	7,851
Henan Shenhuo Coal & Power Co. Ltd. Class A	4,800	11,333

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Henan Shuanghui Investment & Development Co. Ltd. Class A	7,300	$ 25,145
Hengan International Group Co. Ltd.	32,500	145,302
Hengli Petrochemical Co. Ltd. Class A	12,400	29,424
Hengtong Optic-electric Co. Ltd. Class A	4,600	11,740
Hengyi Petrochemical Co. Ltd. Class A	8,070	8,759
Hesteel Co. Ltd. Class A	28,400	8,996
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,200	13,051
Hongfa Technology Co. Ltd. Class A	2,380	11,628
†Hopson Development Holdings Ltd.	39,699	41,572
Hoshine Silicon Industry Co. Ltd. Class A	1,100	16,948
†Hua Hong Semiconductor Ltd.	30,000	67,951
Huadian Power International Corp. Ltd. Class A	17,900	14,952
Huadong Medicine Co. Ltd. Class A	3,700	20,876
Huafon Chemical Co. Ltd. Class A	10,800	9,918
Huagong Tech Co. Ltd. Class A	2,400	6,232
Huaibei Mining Holdings Co. Ltd. Class A	5,200	12,313
Hualan Biological Engineering, Inc. Class A	4,020	10,261
†Huaneng Power International, Inc. Class A	20,200	21,503
†Huaneng Power International, Inc. Class H	202,000	87,595
Huatai Securities Co. Ltd. Class A	16,100	27,388
Huatai Securities Co. Ltd. Class H	78,000	85,543
Huaxi Securities Co. Ltd. Class A	6,300	6,491
Huaxia Bank Co. Ltd. Class A	26,400	18,696
Huaxin Cement Co. Ltd. Class A	3,200	7,531
Huayu Automotive Systems Co. Ltd. Class A	6,800	15,763
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,400	$ 11,233
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,200	23,246
Humanwell Healthcare Group Co. Ltd. Class A	3,600	8,869
Hunan Valin Steel Co. Ltd. Class A	15,700	9,008
Hundsun Technologies, Inc. Class A	4,144	19,718
†Hygeia Healthcare Holdings Co. Ltd.	17,200	96,213
Iflytek Co. Ltd. Class A	4,900	22,606
Imeik Technology Development Co. Ltd. Class A	400	27,553
Industrial & Commercial Bank of China Ltd. Class A	131,800	80,768
Industrial & Commercial Bank of China Ltd. Class H	2,926,000	1,372,604
Industrial Bank Co. Ltd. Class A	43,596	101,940
†Industrial Securities Co. Ltd. Class A	14,342	10,975
Ingenic Semiconductor Co. Ltd. Class A	1,000	10,369
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	97,500	25,199
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	7,538
Inner Mongolia ERDOS Resources Co. Ltd. Class A	2,500	5,315
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	18,300	10,096
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	13,500	62,638
Inner Mongolia Yitai Coal Co. Ltd. Class B	55,200	82,843
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	8,659
†Innovent Biologics, Inc.	54,000	165,959
Inspur Electronic Information Industry Co. Ltd. Class A	3,260	9,048
Intco Medical Technology Co. Ltd. Class A	1,500	4,203
†iQIYI, Inc. ADR	17,300	46,883

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
JA Solar Technology Co. Ltd. Class A	4,780	$ 43,030
Jafron Biomedical Co. Ltd. Class A	1,710	11,683
Jason Furniture Hangzhou Co. Ltd. Class A	1,820	10,205
JCET Group Co. Ltd. Class A	4,000	12,023
†JD Health International, Inc.	58,300	332,097
JD.com, Inc. Class A	111,021	2,800,858
Jiangsu Eastern Shenghong Co. Ltd. Class A	8,400	20,599
Jiangsu Expressway Co. Ltd. Class H	62,000	46,548
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,832	17,995
Jiangsu Hengrui Medicine Co. Ltd. Class A	13,322	65,660
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	17,402
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,200	71,272
Jiangsu Yangnong Chemical Co. Ltd. Class A	700	9,834
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	8,629
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	2,300	9,323
Jiangsu Zhongtian Technology Co. Ltd. Class A	7,500	23,607
Jiangxi Copper Co. Ltd. Class A	4,900	10,477
Jiangxi Copper Co. Ltd. Class H	56,000	64,604
†Jiangxi Special Electric Motor Co. Ltd. Class A	3,600	9,912
†Jiangxi Zhengbang Technology Co. Ltd. Class A	6,900	4,337
†Jinke Properties Group Co. Ltd. Class A	12,400	3,646
Jinxin Fertility Group Ltd.	76,500	37,218
JiuGui Liquor Co. Ltd. Class A	700	12,365
Jiumaojiu International Holdings Ltd.	37,000	60,170
Jizhong Energy Resources Co. Ltd. Class A	7,400	7,532
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,600	$ 6,802
Joinn Laboratories China Co. Ltd. Class A	1,036	8,209
Jointown Pharmaceutical Group Co. Ltd. Class A	4,300	6,929
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,731	7,736
JOYY, Inc. ADR	2,800	72,800
Juewei Food Co. Ltd. Class A	1,400	9,849
†Kanzhun Ltd. ADR	9,400	158,672
†KE Holdings, Inc. ADR	34,300	600,936
Keda Industrial Group Co. Ltd.	4,000	9,364
†Kingdee International Software Group Co. Ltd.	133,000	173,346
Kingfa Sci & Tech Co. Ltd. Class A	5,800	7,634
Kingsoft Corp. Ltd.	48,600	128,593
†Kuaishou Technology	90,700	581,763
†Kuang-Chi Technologies Co. Ltd. Class A	4,700	9,811
Kunlun Energy Co. Ltd.	198,000	142,506
Kunlun Tech Co. Ltd. Class A	2,800	4,870
Kweichow Moutai Co. Ltd. Class A	2,700	710,589
LB Group Co. Ltd. Class A	5,100	11,288
Lenovo Group Ltd.	370,000	255,927
Lens Technology Co. Ltd. Class A	10,600	13,750
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	11,903
†Li Auto, Inc. ADR	28,400	653,484
Li Ning Co. Ltd.	122,000	925,722
Liaoning Port Co. Ltd. Class A	33,300	7,491
†Lingyi iTech Guangdong Co. Class A	15,300	9,567
Livzon Pharmaceutical Group, Inc. Class A	1,400	5,935
Longfor Group Holdings Ltd.	95,500	273,755
†LONGi Green Energy Technology Co. Ltd. Class A	15,972	107,156
Lufax Holding Ltd. ADR	42,700	108,458
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	760	9,394
Luxi Chemical Group Co. Ltd. Class A	4,300	7,826

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Luxshare Precision Industry Co. Ltd. Class A	14,987	$ 61,819
Luzhou Laojiao Co. Ltd. Class A	3,100	100,721
Maanshan Iron & Steel Co. Ltd. Class A	12,600	4,757
Mango Excellent Media Co. Ltd. Class A	3,900	13,662
Maxscend Microelectronics Co. Ltd. Class A	1,152	14,288
†Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	5,400	3,245
†Meituan Class B	226,700	4,764,427
Metallurgical Corp. of China Ltd. Class A	38,800	16,288
Ming Yang Smart Energy Group Ltd. Class A	4,600	15,545
Ming Yuan Cloud Group Holdings Ltd.	35,000	20,590
Minth Group Ltd.	38,000	83,448
Montage Technology Co. Ltd. Class A	2,464	18,074
Muyuan Foods Co. Ltd. Class A	11,050	84,841
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	3,615	8,452
Nanjing Securities Co. Ltd. Class A	8,400	8,982
NARI Technology Co. Ltd. Class A	14,236	49,646
†National Silicon Industry Group Co. Ltd. Class A	4,952	12,392
NAURA Technology Group Co. Ltd. Class A	1,100	42,984
NavInfo Co. Ltd. Class A	5,200	8,428
NetEase, Inc.	107,500	1,622,113
New China Life Insurance Co. Ltd. Class A	4,500	17,036
New China Life Insurance Co. Ltd. Class H	44,400	84,558
†New Hope Liuhe Co. Ltd. Class A	9,700	18,978
†New Oriental Education & Technology Group, Inc. ADR	119	2,852
†New Oriental Education & Technology Group, Inc.	77,800	190,073
Ninestar Corp. Class A	3,200	19,418
Ningbo Deye Technology Co. Ltd. Class A	400	23,592
†Ningbo Joyson Electronic Corp. Class A	3,000	5,563
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	$ 13,680
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	960	11,293
Ningbo Shanshan Co. Ltd. Class A	4,700	13,695
Ningbo Tuopu Group Co. Ltd. Class A	2,400	24,825
Ningxia Baofeng Energy Group Co. Ltd. Class A	13,200	24,731
†NIO, Inc. ADR	70,500	1,111,785
Nongfu Spring Co. Ltd. Class H	91,800	530,902
North Industries Group Red Arrow Co. Ltd. Class A	3,200	10,064
Northeast Securities Co. Ltd. Class A	6,200	5,619
Offshore Oil Engineering Co. Ltd. Class A	10,800	6,778
†OFILM Group Co. Ltd. Class A	7,300	5,411
Oppein Home Group, Inc. Class A	1,100	17,560
Orient Securities Co. Ltd. Class A	16,416	17,709
Ovctek China, Inc. Class A	1,869	10,851
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	20,731	13,461
†People's Insurance Co. Group of China Ltd. Class A	16,200	11,411
†People's Insurance Co. Group of China Ltd. Class H	424,000	122,841
Perfect World Co. Ltd. Class A	4,250	7,412
PetroChina Co. Ltd. Class A	47,200	34,222
PetroChina Co. Ltd. Class H	1,100,000	449,669
Pharmaron Beijing Co. Ltd. Class A	2,200	16,723
Pharmaron Beijing Co. Ltd. Class H	10,200	49,344
PICC Property & Casualty Co. Ltd. Class H	354,000	366,065
†Pinduoduo, Inc. ADR	26,000	1,627,080
Ping An Bank Co. Ltd. Class A	40,692	67,802
†Ping An Healthcare & Technology Co. Ltd.	25,700	48,329

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd. Class A	22,800	$ 133,119
Ping An Insurance Group Co. of China Ltd. Class H	328,000	1,636,325
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	4,900	9,408
Poly Developments & Holdings Group Co. Ltd. Class A	25,500	64,634
Pop Mart International Group Ltd.	28,400	51,933
Postal Savings Bank of China Co. Ltd. Class A	56,700	35,549
Power Construction Corp. of China Ltd. Class A	32,800	32,031
Proya Cosmetics Co. Ltd. Class A	280	6,421
Qingdao Rural Commercial Bank Corp. Class A	12,300	5,107
†Qinghai Salt Lake Industry Co. Ltd. Class A	11,800	39,600
Raytron Technology Co. Ltd. Class A	1,009	5,373
Riyue Heavy Industry Co. Ltd. Class A	2,200	6,480
†RLX Technology, Inc. ADR	24,100	25,305
Rongsheng Petrochemical Co. Ltd. Class A	21,450	41,675
SAIC Motor Corp. Ltd. Class A	16,400	32,912
Sailun Group Co. Ltd. Class A	6,800	9,655
Sangfor Technologies, Inc. Class A	900	12,651
Sany Heavy Equipment International Holdings Co. Ltd.	57,000	55,317
Sany Heavy Industry Co. Ltd. Class A	18,000	35,057
Satellite Chemical Co. Ltd. Class A	5,270	15,745
SDIC Power Holdings Co. Ltd. Class A	16,000	24,178
Sealand Securities Co. Ltd. Class A	14,600	6,637
†Seazen Group Ltd.	99,238	23,089
†Seazen Holdings Co. Ltd. Class A	4,800	11,790
SF Holding Co. Ltd. Class A	10,200	67,749
SG Micro Corp. Class A	825	16,332
Shaanxi Coal Industry Co. Ltd. Class A	20,700	66,468
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	5,100	$ 13,060
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	2,700	6,645
Shandong Gold Mining Co. Ltd. Class A	8,380	20,298
Shandong Gold Mining Co. Ltd. Class H	36,500	58,075
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,610	18,861
Shandong Linglong Tyre Co. Ltd. Class A	3,200	8,194
Shandong Nanshan Aluminum Co. Ltd. Class A	27,000	11,408
Shandong Sun Paper Industry JSC Ltd. Class A	5,900	9,512
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	126,400	169,333
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	2,284	8,644
Shanghai Baosight Software Co. Ltd. Class A	3,107	16,063
Shanghai Baosight Software Co. Ltd. Class B	25,740	74,658
Shanghai Construction Group Co. Ltd. Class A	20,800	7,385
†Shanghai Electric Group Co. Ltd. Class A	28,400	15,445
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,400	18,244
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	25,000	60,352
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	312	8,303
†Shanghai International Airport Co. Ltd. Class A	2,100	17,034
Shanghai International Port Group Co. Ltd. Class A	20,500	16,033
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,000	16,209
†Shanghai Junshi Biosciences Co. Ltd. Class A	1,496	10,619

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Lingang Holdings Corp. Ltd. Class A	5,540	$ 9,185
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	56,620	44,303
Shanghai M&G Stationery, Inc. Class A	2,000	12,699
Shanghai Medicilon, Inc. Class A	193	6,052
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	6,400	14,872
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	38,800	53,508
Shanghai Pudong Development Bank Co. Ltd. Class A	61,000	60,467
Shanghai Putailai New Energy Technology Co. Ltd. Class A	2,960	23,065
Shanghai RAAS Blood Products Co. Ltd. Class A	15,800	11,850
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	8,600	8,075
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	3,800	5,549
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	18,883
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	6,700	15,939
Shanxi Meijin Energy Co. Ltd. Class A	9,400	12,693
Shanxi Securities Co. Ltd. Class A	9,350	6,651
Shanxi Taigang Stainless Steel Co. Ltd. Class A	12,800	8,048
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,580	109,808
Shenghe Resources Holding Co. Ltd. Class A	3,900	8,272
Shengyi Technology Co. Ltd. Class A	5,100	9,395
Shennan Circuits Co. Ltd. Class A	1,120	11,909
Shenwan Hongyuan Group Co. Ltd. Class A	48,200	26,167
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	9,872
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen Dynanonic Co. Ltd. Class A	300	$ 11,862
Shenzhen Energy Group Co. Ltd. Class A	10,300	8,131
Shenzhen Inovance Technology Co. Ltd. Class A	5,550	44,891
Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,460	10,476
Shenzhen Kedali Industry Co. Ltd. Class A	500	6,758
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,500	105,159
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,500	7,955
Shenzhen Overseas Chinese Town Co. Ltd. Class A	17,844	12,099
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	2,400	8,239
Shenzhen SC New Energy Technology Corp. Class A	800	12,939
Shenzhen Senior Technology Material Co. Ltd. Class A	2,494	6,996
Shenzhen Sunlord Electronics Co. Ltd. Class A	1,900	5,291
Shenzhen Transsion Holdings Co. Ltd. Class A	1,423	11,617
Shenzhou International Group Holdings Ltd.	43,100	332,799
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,640	11,117
Sichuan Chuantou Energy Co. Ltd. Class A	8,000	13,539
Sichuan Hebang Biotechnology Co. Ltd. Class A	20,300	9,161
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	3,300	10,245
†Sichuan New Energy Power Co. Ltd.	3,200	8,440
Sichuan Road and Bridge Group Co. Ltd. Class A	10,600	15,232
Sichuan Swellfun Co. Ltd. Class A	1,000	8,809
Sichuan Yahua Industrial Group Co. Ltd. Class A	2,600	9,284

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sieyuan Electric Co. Ltd. Class A	1,800	$ 9,667
Silergy Corp.	17,000	221,713
Sinolink Securities Co. Ltd. Class A	8,200	8,789
Sinoma Science & Technology Co. Ltd. Class A	3,700	10,338
Sinomine Resource Group Co. Ltd. Class A	1,000	12,887
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,700	7,006
Sinotrans Ltd. Class A	9,800	4,886
Sinotruk Hong Kong Ltd.	35,500	29,498
†Skshu Paint Co. Ltd. Class A	780	9,599
Smoore International Holdings Ltd.	92,000	109,143
Songcheng Performance Development Co. Ltd. Class A	5,720	9,648
SooChow Securities Co. Ltd. Class A	11,280	9,756
Southwest Securities Co. Ltd. Class A	15,900	8,193
StarPower Semiconductor Ltd. Class A	300	13,603
=,†Sunac China Holdings Ltd.	273,000	79,643
Sungrow Power Supply Co. Ltd. Class A	3,100	48,021
Sunny Optical Technology Group Co. Ltd.	37,100	352,584
Sunwoda Electronic Co. Ltd. Class A	3,700	12,084
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,800	12,336
Suzhou Maxwell Technologies Co. Ltd. Class A	300	20,449
Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	1,200	11,166
†TAL Education Group ADR	21,400	105,716
Tangshan Jidong Cement Co. Ltd. Class A	5,700	6,704
TBEA Co. Ltd. Class A	8,200	24,896
TCL Technology Group Corp. Class A	29,800	15,220
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	6,900	43,387
Tencent Holdings Ltd.	321,700	10,865,839
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Tencent Music Entertainment Group ADR	36,000	$ 146,160
Thunder Software Technology Co. Ltd. Class A	900	13,339
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,800	8,983
Tianma Microelectronics Co. Ltd. Class A	5,500	6,581
†Tianqi Lithium Corp. Class A	3,200	45,041
Tianshan Aluminum Group Co. Ltd. Class A	9,100	9,150
Tianshui Huatian Technology Co. Ltd. Class A	7,400	8,422
†Tibet Summit Resources Co. Ltd. Class A	2,000	6,237
Tingyi Cayman Islands Holding Corp.	100,000	172,211
Titan Wind Energy Suzhou Co. Ltd. Class A	4,100	7,285
Toly Bread Co. Ltd. Class A	3,080	5,784
†Tongcheng Travel Holdings Ltd.	62,000	120,993
†TongFu Microelectronics Co. Ltd. Class A	3,232	6,835
Tongkun Group Co. Ltd. Class A	5,300	10,033
Tongling Nonferrous Metals Group Co. Ltd. Class A	24,800	9,101
Tongwei Co. Ltd. Class A	9,500	62,554
†Topchoice Medical Corp. Class A	700	12,568
Topsports International Holdings Ltd.	95,000	66,408
Transfar Zhilian Co. Ltd. Class A	7,300	5,423
TravelSky Technology Ltd. Class H	48,000	73,468
Trina Solar Co. Ltd. Class A	4,606	41,399
†Trip.com Group Ltd. ADR	28,200	770,142
Tsingtao Brewery Co. Ltd. Class A	1,500	22,353
Tsingtao Brewery Co. Ltd. Class H	32,000	301,688
Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,819	36,918
Uni-President China Holdings Ltd.	66,000	55,302

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Unisplendour Corp. Ltd. Class A	6,180	$ 13,781
†Vipshop Holdings Ltd. ADR	22,900	192,589
Walvax Biotechnology Co. Ltd. Class A	3,400	17,703
Wanhua Chemical Group Co. Ltd. Class A	6,620	85,631
Want Want China Holdings Ltd.	242,000	158,042
†Weibo Corp. ADR	3,600	61,560
Weichai Power Co. Ltd. Class A	15,100	20,437
Weichai Power Co. Ltd. Class H	98,000	92,841
Weihai Guangwei Composites Co. Ltd. Class A	1,200	14,000
†Wens Foodstuffs Group Co. Ltd. Class A	13,620	39,333
Western Mining Co. Ltd. Class A	5,000	6,555
Western Securities Co. Ltd. Class A	10,500	8,609
Western Superconducting Technologies Co. Ltd. Class A	1,055	15,826
Westone Information Industry, Inc. Class A	1,900	7,340
Will Semiconductor Co. Ltd. Shanghai Class A	2,565	28,825
Wingtech Technology Co. Ltd. Class A	2,700	18,018
Winning Health Technology Group Co. Ltd. Class A	5,160	5,111
Wuchan Zhongda Group Co. Ltd. Class A	10,800	6,251
Wuhan Guide Infrared Co. Ltd. Class A	7,170	11,715
Wuliangye Yibin Co. Ltd. Class A	8,200	195,060
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,410	6,168
WuXi AppTec Co. Ltd. Class A	5,432	54,492
WuXi AppTec Co. Ltd. Class H	18,556	148,201
†Wuxi Biologics Cayman, Inc.	186,000	1,107,229
Wuxi Shangji Automation Co. Ltd. Class A	800	15,111
†XCMG Construction Machinery Co. Ltd. Class A	17,700	11,165
Xiamen C & D, Inc. Class A	6,800	13,242
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Xiamen Faratronic Co. Ltd. Class A	500	$ 11,243
Xiamen Intretech, Inc. Class A	1,800	4,741
Xiamen Tungsten Co. Ltd. Class A	3,300	10,478
†Xiaomi Corp. Class B	793,200	898,196
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,100	12,905
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	38,800	44,744
Xinjiang Zhongtai Chemical Co. Ltd. Class A	5,800	5,440
Xinyi Solar Holdings Ltd.	254,546	267,308
†XPeng, Inc. ADR	22,000	262,900
Xtep International Holdings Ltd.	67,000	70,521
Yadea Group Holdings Ltd.	62,000	99,093
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	1,100	7,609
Yankuang Energy Group Co. Ltd. Class A	5,500	38,811
Yankuang Energy Group Co. Ltd. Class H	78,000	281,634
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	9,661
Yealink Network Technology Corp. Ltd. Class A	1,850	16,413
Yifeng Pharmacy Chain Co. Ltd. Class A	1,538	10,751
†Yihai International Holding Ltd.	24,000	50,541
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	18,173
Yintai Gold Co. Ltd. Class A	6,680	12,143
YongXing Special Materials Technology Co. Ltd. Class A	900	15,669
Yonyou Network Technology Co. Ltd. Class A	7,340	18,106
Youngor Group Co. Ltd. Class A	11,200	9,960
†Youngy Co. Ltd. Class A	600	9,484
YTO Express Group Co. Ltd. Class A	7,600	22,170
†Yuan Longping High-tech Agriculture Co. Ltd. Class A	3,000	5,814

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yuexiu Property Co. Ltd.	71,400	$ 86,035
Yum China Holdings, Inc.	22,100	1,045,993
Yunda Holding Co. Ltd. Class A	6,330	13,949
Yunnan Aluminium Co. Ltd. Class A	7,800	10,086
Yunnan Baiyao Group Co. Ltd. Class A	3,780	27,862
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	600	14,539
Yunnan Energy New Material Co. Ltd. Class A	1,900	46,484
Yunnan Tin Co. Ltd. Class A	3,900	6,755
†Zai Lab Ltd. ADR	4,400	150,480
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,200	44,940
†Zhaojin Mining Industry Co. Ltd. Class H	60,500	41,419
Zhefu Holding Group Co. Ltd. Class A	13,300	7,303
†Zhejiang Century Huatong Group Co. Ltd. Class A	16,340	8,575
Zhejiang China Commodities City Group Co. Ltd. Class A	13,100	8,208
Zhejiang Chint Electrics Co. Ltd. Class A	4,700	17,619
Zhejiang Dahua Technology Co. Ltd. Class A	6,600	11,926
Zhejiang Dingli Machinery Co. Ltd. Class A	1,140	5,809
Zhejiang Expressway Co. Ltd. Class H	70,000	47,567
Zhejiang HangKe Technology, Inc.Co. Class A	913	6,408
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	8,946
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,360	30,289
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	2,800	26,559
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,800	9,907
Zhejiang Juhua Co. Ltd. Class A	6,100	11,903
Zhejiang NHU Co. Ltd. Class A	6,764	21,132
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Orient Gene Biotech Co. Ltd. Class A	356	$ 3,770
Zhejiang Semir Garment Co. Ltd. Class A	5,700	3,834
†Zhejiang Supor Co. Ltd. Class A	1,200	7,795
Zhejiang Weiming Environment Protection Co. Ltd. Class A	3,900	12,819
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	10,421
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	8,238
Zhejiang Yongtai Technology Co. Ltd. Class A	2,000	6,445
†Zheshang Securities Co. Ltd. Class A	8,400	11,159
†ZhongAn Online P&C Insurance Co. Ltd. Class H	36,100	80,457
Zhongji Innolight Co. Ltd. Class A	1,800	6,597
Zhongsheng Group Holdings Ltd.	30,500	120,943
Zhongtai Securities Co. Ltd. Class A	12,500	11,582
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	9,320
Zhuzhou CRRC Times Electric Co. Ltd. Class H	29,900	125,155
Zhuzhou Hongda Electronics Corp. Ltd. Class A	900	5,617
Zhuzhou Kibing Group Co. Ltd. Class A	5,810	7,849
†Zibo Qixiang Tengda Chemical Co. Ltd. Class A	5,300	5,107
Zijin Mining Group Co. Ltd. Class A	44,200	48,597
Zijin Mining Group Co. Ltd. Class H	294,000	284,568
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	16,000	12,470
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	71,600	24,772
ZTE Corp. Class A	8,500	25,605
ZTE Corp. Class H	38,000	67,861

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
ZTO Express Cayman, Inc. ADR	21,900	$ 526,257
		81,197,091
Colombia–0.09%
Bancolombia SA	13,058	88,092
Ecopetrol SA	251,973	113,360
Interconexion Electrica SA ESP	22,530	80,639
		282,091
Czech Republic–0.14%
CEZ AS	8,264	283,187
Komercni Banka AS	3,877	96,967
Moneta Money Bank AS	16,566	46,602
		426,756
Egypt–0.07%
Commercial International Bank Egypt SAE	131,864	169,299
Eastern Co. SAE	59,043	31,143
†Egyptian Financial Group-Hermes Holding Co.	38,836	22,896
		223,338
Greece–0.25%
†Alpha Services & Holdings SA	112,868	88,605
†Eurobank Ergasias Services & Holdings SA Class A	132,055	110,228
Hellenic Telecommunications Organization SA	10,217	148,357
JUMBO SA	5,883	78,328
Mytilineos SA	5,112	69,817
†National Bank of Greece SA	28,129	82,821
†OPAP SA	10,165	121,903
†Public Power Corp. SA	10,586	53,761
		753,820
Hong Kong–2.13%
†Alibaba Health Information Technology Ltd.	240,000	109,324
†Alibaba Pictures Group Ltd.	620,000	31,783
Bank of Communications Co. Ltd. Class H	448,000	236,175
BOC Aviation Ltd.	10,600	74,936
Bosideng International Holdings Ltd.	166,000	81,861
China Cinda Asset Management Co. Ltd. Class H	446,000	49,242
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Construction Bank Corp. Class H	4,982,000	$ 2,875,617
China Gas Holdings Ltd.	159,800	191,130
China Merchants Port Holdings Co. Ltd.	73,376	92,161
China Minsheng Banking Corp. Ltd. Class H	313,500	89,645
China National Building Material Co. Ltd. Class H	198,000	150,762
China Railway Group Ltd. Class H	214,000	105,097
China Resources Cement Holdings Ltd.	124,000	57,274
China Resources Gas Group Ltd.	46,900	148,703
China State Construction International Holdings Ltd.	104,000	104,799
†China Traditional Chinese Medicine Holdings Co. Ltd.	142,000	49,401
†Dongfeng Motor Group Co. Ltd. Class H	146,000	78,046
Geely Automobile Holdings Ltd.	313,000	428,338
Guangdong Investment Ltd.	148,000	118,225
Guangzhou Automobile Group Co. Ltd. Class H	174,000	123,634
†HUTCHMED China Ltd. ADR	4,400	38,984
Kingboard Holdings Ltd.	33,500	94,306
Kingboard Laminates Holdings Ltd.	47,500	42,558
†Microport Scientific Corp.	32,358	55,144
†Nine Dragons Paper Holdings Ltd.	83,000	51,498
Orient Overseas International Ltd.	7,000	121,821
Postal Savings Bank of China Co. Ltd. Class H	406,000	238,633
Shenzhen International Holdings Ltd.	63,226	48,196
=,†Shimao Group Holdings Ltd.	108,000	30,406
Sino Biopharmaceutical Ltd.	530,000	248,374
Sinopharm Group Co. Ltd. Class H	68,000	135,713
Vinda International Holdings Ltd.	19,000	44,654
Wharf Holdings Ltd.	62,000	198,277
		6,544,717

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hungary–0.15%
MOL Hungarian Oil & Gas PLC	20,873	$ 115,923
OTP Bank Nyrt	11,742	214,210
Richter Gedeon Nyrt	7,079	121,249
		451,382
India–14.66%
ACC Ltd.	3,827	113,127
Adani Enterprises Ltd.	14,324	604,539
†Adani Green Energy Ltd.	16,313	448,975
Adani Ports & Special Economic Zone Ltd.	26,761	268,113
†Adani Power Ltd.	39,320	178,747
Adani Total Gas Ltd.	14,309	583,490
†Adani Transmission Ltd.	14,306	573,292
Ambuja Cements Ltd.	30,286	190,992
Apollo Hospitals Enterprise Ltd.	5,272	282,070
Asian Paints Ltd.	19,931	814,812
AU Small Finance Bank Ltd.	8,034	60,700
Aurobindo Pharma Ltd.	13,279	82,894
†Avenue Supermarts Ltd.	8,444	451,745
Axis Bank Ltd.	117,803	1,053,328
Bajaj Auto Ltd.	3,513	151,576
Bajaj Finance Ltd.	14,080	1,258,019
Bajaj Finserv Ltd.	19,540	399,526
Balkrishna Industries Ltd.	3,916	90,132
†Bandhan Bank Ltd.	32,685	106,272
Berger Paints India Ltd.	12,258	92,510
Bharat Electronics Ltd.	185,769	229,083
Bharat Forge Ltd.	12,910	109,537
Bharat Petroleum Corp. Ltd.	43,762	162,939
Bharti Airtel Ltd.	114,072	1,116,420
Biocon Ltd.	21,387	76,173
Britannia Industries Ltd.	5,546	260,971
Cholamandalam Investment & Finance Co. Ltd.	20,870	186,495
Cipla Ltd.	24,770	337,703
Coal India Ltd.	78,648	203,809
Colgate-Palmolive India Ltd.	6,242	124,714
Container Corp. Of India Ltd.	13,904	120,886
Dabur India Ltd.	31,504	220,773
Divi's Laboratories Ltd.	6,942	314,297
DLF Ltd.	31,479	136,687
Dr Reddy's Laboratories Ltd.	5,961	315,534
Eicher Motors Ltd.	7,160	320,764
GAIL India Ltd.	117,955	125,359
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†Godrej Consumer Products Ltd.	20,810	$ 231,750
†Godrej Properties Ltd.	6,371	92,524
Grasim Industries Ltd.	13,795	282,466
Havells India Ltd.	12,735	210,116
HCL Technologies Ltd.	56,459	641,209
HDFC Life Insurance Co. Ltd.	48,642	315,493
Hero MotoCorp Ltd.	5,571	173,396
Hindalco Industries Ltd.	70,401	333,712
Hindustan Petroleum Corp. Ltd.	32,424	85,662
Hindustan Unilever Ltd.	42,663	1,406,995
Housing Development Finance Corp. Ltd.	89,190	2,488,358
ICICI Bank Ltd.	266,338	2,796,350
ICICI Lombard General Insurance Co. Ltd.	12,159	171,334
ICICI Prudential Life Insurance Co. Ltd.	18,159	116,580
Indian Oil Corp. Ltd.	143,685	117,520
Indian Railway Catering & Tourism Corp. Ltd.	12,251	105,227
Indraprastha Gas Ltd.	15,891	77,267
Indus Towers Ltd.	34,103	82,321
Info Edge India Ltd.	3,594	168,916
Infosys Ltd.	174,301	2,987,923
†InterGlobe Aviation Ltd.	4,866	110,386
ITC Ltd.	153,935	625,628
Jindal Steel & Power Ltd.	20,905	108,954
JSW Steel Ltd.	37,790	291,387
Jubilant Foodworks Ltd.	20,099	152,374
Kotak Mahindra Bank Ltd.	28,899	641,398
Larsen & Toubro Infotech Ltd.	2,669	144,585
Larsen & Toubro Ltd.	35,775	807,631
Lupin Ltd.	10,258	85,368
Mahindra & Mahindra Ltd.	45,252	700,132
Marico Ltd.	26,170	172,280
Maruti Suzuki India Ltd.	6,285	678,444
Mindtree Ltd.	3,361	128,778
Mphasis Ltd.	4,299	109,016
MRF Ltd.	95	94,884
Muthoot Finance Ltd.	6,048	76,743
Nestle India Ltd.	1,760	412,802
NTPC Ltd.	198,463	387,610
Oil & Natural Gas Corp. Ltd.	128,081	198,405
Page Industries Ltd.	312	193,417
Petronet LNG Ltd.	38,212	93,431
PI Industries Ltd.	3,850	141,074
Pidilite Industries Ltd.	7,993	262,671
=,†Piramal Pharma Ltd.	24,068	64,455

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Power Grid Corp. of India Ltd.	163,639	$ 424,890
Reliance Industries Ltd.	157,642	4,575,098
Samvardhana Motherson International Ltd.	63,544	84,549
SBI Cards & Payment Services Ltd.	11,922	132,993
SBI Life Insurance Co. Ltd.	23,032	351,992
Shree Cement Ltd.	549	141,162
†Shriram Transport Finance Co. Ltd.	9,588	140,205
Siemens Ltd.	3,617	122,525
SRF Ltd.	7,564	230,931
State Bank of India	92,885	601,528
Sun Pharmaceutical Industries Ltd.	49,964	580,273
Tata Consultancy Services Ltd.	47,938	1,756,875
Tata Consumer Products Ltd.	28,292	278,142
Tata Elxsi Ltd.	1,745	181,637
†Tata Motors Ltd.	86,495	425,565
Tata Power Co. Ltd.	73,370	193,530
Tata Steel Ltd.	381,628	460,731
Tech Mahindra Ltd.	30,413	373,307
Titan Co. Ltd.	18,488	587,870
Torrent Pharmaceuticals Ltd.	5,140	97,999
Trent Ltd.	9,271	160,766
UltraTech Cement Ltd.	5,270	403,118
†United Spirits Ltd.	14,773	152,139
UPL Ltd.	26,047	213,663
Vedanta Ltd.	37,908	124,399
Wipro Ltd.	69,897	335,395
†Yes Bank Ltd.	571,047	109,204
†Zomato Ltd.	79,925	60,481
		45,034,942
Indonesia–2.12%
Adaro Energy Indonesia Tbk PT	737,900	190,291
†Adaro Minerals Indonesia Tbk PT	418,500	49,200
Aneka Tambang Tbk	430,400	54,536
Astra International Tbk PT	1,054,900	456,507
Bank Central Asia Tbk PT	2,877,200	1,606,166
†Bank Jago Tbk PT	210,900	90,937
Bank Mandiri Persero Tbk PT	972,000	596,847
Bank Negara Indonesia Persero Tbk PT	380,500	222,554
Bank Rakyat Indonesia Persero Tbk PT	3,541,259	1,036,429
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Barito Pacific Tbk PT	1,429,500	$ 74,446
Charoen Pokphand Indonesia Tbk PT	373,000	138,398
Gudang Garam Tbk PT	23,700	35,670
Indah Kiat Pulp & Paper Tbk PT	138,600	81,888
Indofood CBP Sukses Makmur Tbk PT	117,900	66,940
Indofood Sukses Makmur Tbk PT	221,100	87,361
Kalbe Farma Tbk PT	1,069,900	128,328
†Merdeka Copper Gold Tbk PT	614,885	158,274
Sarana Menara Nusantara Tbk PT	1,080,600	87,358
Semen Indonesia Persero Tbk PT	150,700	73,696
Sumber Alfaria Trijaya Tbk PT	846,000	132,766
Telkom Indonesia Persero Tbk PT	2,574,600	750,356
Tower Bersama Infrastructure Tbk PT	251,000	46,506
Unilever Indonesia Tbk PT	387,200	122,476
United Tractors Tbk PT	85,800	184,225
†Vale Indonesia Tbk PT	128,400	53,524
		6,525,679
Kuwait–0.85%
Agility Public Warehousing Co. KSC	77,411	166,835
Boubyan Bank KSCP	66,582	164,334
Gulf Bank KSCP	81,989	79,357
Kuwait Finance House KSCP	265,530	720,473
Mabanee Co. KPSC	32,022	89,160
Mobile Telecommunications Co. KSCP	109,710	207,067
National Bank of Kuwait SAKP	372,276	1,172,258
		2,599,484
Luxembourg–0.03%
Reinet Investments SCA	6,950	102,495
		102,495
Malaysia–1.45%
AMMB Holdings Bhd	93,200	78,015
†Axiata Group Bhd	140,261	78,876
CIMB Group Holdings Bhd	346,650	382,216
Dialog Group Bhd	186,100	79,552
DiGi.Com Bhd	158,000	114,814
Genting Bhd	108,200	104,122
Genting Malaysia Bhd	150,500	90,186

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
HAP Seng Consolidated Bhd	31,800	$ 41,910
Hartalega Holdings Bhd	87,200	31,096
Hong Leong Bank Bhd	32,800	144,771
Hong Leong Financial Group Bhd	11,600	46,017
IHH Healthcare Bhd	89,300	113,200
Inari Amertron Bhd	142,900	76,638
IOI Corp. Bhd	128,400	104,057
Kuala Lumpur Kepong Bhd	22,096	98,426
Malayan Banking Bhd	247,602	457,291
†Malaysia Airports Holdings Bhd	34,100	41,046
Maxis Bhd	119,200	89,921
MISC Bhd	67,700	98,464
MR DIY Group M Bhd	119,950	50,728
Nestle Malaysia Bhd	3,600	101,316
Petronas Chemicals Group Bhd	122,200	219,762
Petronas Dagangan Bhd	15,400	66,489
Petronas Gas Bhd	39,900	141,462
PPB Group Bhd	32,400	112,495
Press Metal Aluminium Holdings Bhd	185,800	160,904
Public Bank Bhd	756,700	688,684
QL Resources Bhd	55,900	60,035
RHB Bank Bhd	73,195	87,454
Sime Darby Bhd	139,300	64,063
Sime Darby Plantation Bhd	106,087	93,281
Telekom Malaysia Bhd	57,700	67,877
Tenaga Nasional Bhd	131,800	228,501
†Top Glove Corp. Bhd	270,900	36,318
		4,449,987
Mexico–2.16%
Alfa SAB de CV Class A	149,200	94,827
America Movil SAB de CV	1,461,800	1,204,164
Arca Continental SAB de CV	22,300	160,566
†Cemex SAB de CV	790,900	273,327
Coca-Cola Femsa SAB de CV	26,545	154,687
Fibra Uno Administracion SA de CV	160,100	164,715
Fomento Economico Mexicano SAB de CV	101,200	634,752
Gruma SAB de CV Class B	10,550	100,463
Grupo Aeroportuario del Pacifico SAB de CV Class B	19,100	241,838
Grupo Aeroportuario del Sureste SAB de CV Class B	9,840	193,482
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Bimbo SAB de CV	68,300	$ 240,006
Grupo Carso SAB de CV	23,000	84,705
Grupo Financiero Banorte SAB de CV Class O	134,800	863,504
†Grupo Financiero Inbursa SAB de CV Class O	110,600	175,569
Grupo Mexico SAB de CV	162,000	547,146
Grupo Televisa SAB	121,700	131,311
Industrias Penoles SAB de CV	7,060	68,229
Kimberly-Clark de Mexico SAB de CV Class A	77,300	102,711
Operadora De Sites Mexicanos SAB de CV Class A1	66,500	55,671
Orbia Advance Corp. SAB de CV	51,000	85,846
Promotora y Operadora de Infraestructura SAB de CV	11,485	78,133
†Sitios Latinoamerica SAB de CV	73,090	33,280
Wal-Mart de Mexico SAB de CV	272,000	955,265
		6,644,197
Netherlands–0.03%
NEPI Rockcastle NV	23,043	102,610
		102,610
Peru–0.24%
Cia de Minas Buenaventura SAA ADR	11,100	74,703
Credicorp Ltd.	3,700	454,360
Southern Copper Corp.	4,500	201,780
		730,843
Philippines–0.67%
Aboitiz Equity Ventures, Inc.	86,160	78,686
ACEN Corp.	387,590	36,892
Ayala Corp.	12,510	130,712
Ayala Land, Inc.	374,900	145,552
Bank of the Philippine Islands	91,150	138,834
BDO Unibank, Inc.	103,720	196,508
†Converge Information & Communications Technology Solutions, Inc.	115,700	25,720
Globe Telecom, Inc.	1,370	47,317
GT Capital Holdings, Inc.	4,323	30,589
International Container Terminal Services, Inc.	51,940	138,517
JG Summit Holdings, Inc.	152,450	108,992

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Jollibee Foods Corp.	22,410	$ 87,432
Manila Electric Co.	11,470	51,365
Metro Pacific Investments Corp.	511,900	29,066
Metropolitan Bank & Trust Co.	91,304	75,304
†Monde Nissin Corp.	319,700	66,289
PLDT, Inc.	4,410	113,274
SM Investments Corp.	12,690	156,295
SM Prime Holdings, Inc.	602,800	308,907
Universal Robina Corp.	44,150	85,684
		2,051,935
Poland–0.49%
†Allegro.eu SA	18,167	78,152
Bank Polska Kasa Opieki SA	9,325	113,251
CD Projekt SA	3,314	66,364
Cyfrowy Polsat SA	12,789	41,128
†Dino Polska SA	2,489	150,761
KGHM Polska Miedz SA	7,121	124,358
LPP SA	56	87,359
†mBank SA	754	30,238
Orange Polska SA	33,251	34,547
†PGE Polska Grupa Energetyczna SA	45,691	57,479
Polski Koncern Naftowy ORLEN SA	21,290	228,546
†Polskie Gornictwo Naftowe i Gazownictwo SA	88,282	86,490
Powszechna Kasa Oszczednosci Bank Polski SA	45,903	200,524
Powszechny Zaklad Ubezpieczen SA	31,781	147,452
Santander Bank Polska SA	1,809	71,334
		1,517,983
Qatar–1.21%
Barwa Real Estate Co.	96,544	90,670
Commercial Bank PSQC	166,689	320,909
Industries Qatar QSC	78,974	364,567
Masraf Al Rayan QSC	285,517	321,093
Mesaieed Petrochemical Holding Co.	225,123	144,057
Ooredoo QPSC	39,937	97,328
Qatar Electricity & Water Co. QSC	22,514	108,312
Qatar Fuel QSC	24,646	126,751
Qatar Gas Transport Co. Ltd.	127,231	142,717
Qatar International Islamic Bank QSC	37,673	112,199
Qatar Islamic Bank SAQ	86,072	580,978
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar (continued)
Qatar National Bank QPSC	239,559	$ 1,303,832
		3,713,413
Republic of Korea–9.62%
†Alteogen, Inc.	1,402	43,884
Amorepacific Corp.	1,489	104,988
AMOREPACIFIC Group	1,500	27,872
BGF retail Co. Ltd.	398	45,795
Celltrion Healthcare Co. Ltd.	4,471	209,497
†Celltrion Pharm, Inc.	837	37,047
Celltrion, Inc.	5,119	621,274
Cheil Worldwide, Inc.	3,508	55,299
CJ CheilJedang Corp.	420	119,825
CJ Corp.	731	35,246
CJ ENM Co. Ltd.	540	28,421
†CJ Logistics Corp.	464	29,107
Coway Co. Ltd.	2,806	104,934
DB Insurance Co. Ltd.	2,345	89,839
Doosan Bobcat, Inc.	2,562	50,416
†Doosan Enerbility Co. Ltd.	20,945	205,745
Ecopro BM Co. Ltd.	2,492	150,757
E-MART, Inc.	1,059	61,562
F&F Co. Ltd.	879	83,367
Green Cross Corp.	298	25,534
GS Engineering & Construction Corp.	3,266	50,930
GS Holdings Corp.	2,363	68,410
Hana Financial Group, Inc.	15,650	384,285
Hankook Tire & Technology Co. Ltd.	3,756	91,678
Hanmi Pharm Co. Ltd.	344	54,617
Hanon Systems	9,388	54,099
†Hanwha Solutions Corp.	5,830	189,906
HD Hyundai Co. Ltd.	2,411	90,376
†HLB, Inc.	4,884	144,489
HMM Co. Ltd.	14,102	180,056
Hotel Shilla Co. Ltd.	1,589	79,030
†HYBE Co. Ltd.	838	77,880
Hyundai Engineering & Construction Co. Ltd.	3,950	102,445
Hyundai Glovis Co. Ltd.	948	106,696
†Hyundai Heavy Industries Co. Ltd.	906	72,005
Hyundai Mobis Co. Ltd.	3,201	422,543
Hyundai Motor Co.	7,210	879,898
Hyundai Steel Co.	4,428	86,013
Iljin Materials Co. Ltd.	1,176	41,114
Industrial Bank of Korea	13,088	86,552
Kakao Corp.	16,209	637,815
†Kakao Games Corp.	1,776	52,112
†KakaoBank Corp.	6,036	83,615
†Kangwon Land, Inc.	4,868	79,477
KB Financial Group, Inc.	20,528	619,915

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Kia Corp.	13,690	$ 681,378
Korea Aerospace Industries Ltd.	3,742	126,114
†Korea Electric Power Corp.	13,491	187,945
Korea Investment Holdings Co. Ltd.	2,105	69,166
†Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,160	109,035
Korea Zinc Co. Ltd.	434	179,444
†Korean Air Lines Co. Ltd.	9,170	139,927
†Krafton, Inc.	1,287	186,579
KT&G Corp.	5,620	339,336
Kumho Petrochemical Co. Ltd.	923	73,898
†L&F Co. Ltd.	1,152	140,087
LG Chem Ltd.	2,564	946,719
LG Corp.	4,829	247,702
LG Display Co. Ltd.	11,756	97,426
LG Electronics, Inc.	5,549	301,119
†LG Energy Solution Ltd.	1,205	355,304
LG H&H Co. Ltd.	491	215,214
LG Innotek Co. Ltd.	724	136,463
LG Uplus Corp.	10,785	80,648
Lotte Chemical Corp.	869	86,610
Lotte Shopping Co. Ltd.	580	34,786
Meritz Financial Group, Inc.	1,740	25,101
Meritz Fire & Marine Insurance Co. Ltd.	1,870	38,280
Meritz Securities Co. Ltd.	14,094	35,856
Mirae Asset Securities Co. Ltd.	13,827	57,239
NAVER Corp.	6,809	907,069
NCSoft Corp.	864	206,665
Netmarble Corp.	1,081	38,324
NH Investment & Securities Co. Ltd.	7,381	46,074
Orion Corp.	1,202	85,960
Pan Ocean Co. Ltd.	13,642	42,516
†Pearl Abyss Corp.	1,515	48,769
POSCO Chemical Co. Ltd.	1,379	142,661
POSCO Holdings, Inc.	4,078	594,849
S-1 Corp.	865	34,841
†Samsung Biologics Co. Ltd.	918	513,869
Samsung C&T Corp.	4,388	314,435
Samsung Electro-Mechanics Co. Ltd.	2,866	221,125
Samsung Electronics Co. Ltd.	245,870	9,028,160
†Samsung Engineering Co. Ltd.	7,987	125,730
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	1,616	$ 206,684
†Samsung Heavy Industries Co. Ltd.	31,365	115,560
Samsung Life Insurance Co. Ltd.	4,212	182,441
Samsung SDI Co. Ltd.	2,854	1,073,514
Samsung SDS Co. Ltd.	1,835	146,137
Samsung Securities Co. Ltd.	3,132	66,673
SD Biosensor, Inc.	1,847	34,049
Seegene, Inc.	1,865	34,591
Shinhan Financial Group Co. Ltd.	24,185	561,797
†SK Biopharmaceuticals Co. Ltd.	1,587	62,525
†SK Bioscience Co. Ltd.	1,171	64,821
SK Chemicals Co. Ltd.	550	34,616
SK Hynix, Inc.	28,304	1,618,994
†SK IE Technology Co. Ltd.	1,269	45,840
†SK Innovation Co. Ltd.	2,893	286,690
†SK Square Co. Ltd.	5,030	125,516
SK Telecom Co. Ltd.	1,330	46,954
SK, Inc.	1,897	251,869
SKC Co. Ltd.	1,060	61,234
S-Oil Corp.	2,295	129,821
Woori Financial Group, Inc.	25,904	192,238
Yuhan Corp.	2,589	97,636
		29,548,988
Russia–0.00%
=,†,πAlrosa PJSC	238,813	0
=,†,πGazprom PJSC	951,460	0
=,†,πGazprom PJSC ADR	40,705	0
=,†,πGazprom PJSC ADR	3,481	0
=,†,πInter RAO UES PJSC	3,556,000	0
=,†,πLUKOIL PJSC	39,222	0
=,πMagnit PJSC	7,135	0
=,πMMC Norilsk Nickel PJSC	5,959	0
=,†,πMobile TeleSystems PJSC ADR	41,500	0
=,†,πMoscow Exchange MICEX-Rates PJSC	149,010	0
=,πNovatek PJSC GDR	8,045	0
=,†,πNovolipetsk Steel PJSC	139,160	0
=,†,πPhosAgro PJSC	80	0
=,πPhosAgro PJSC GDR	12,445	0
=,†,πPolyus PJSC	3,172	0
=,πRosneft Oil Co. PJSC	109,202	0
=,†,πSberbank of Russia PJSC	1,018,280	0
=,†,πSeverstal PAO	19,447	0
=,πSurgutneftegas PJSC	697,800	0
=,πTatneft PJSC	132,700	0

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
=,†,πTCS Group Holding PLC GDR	11,419	$ 0
=,†,πVK Co. Ltd. GDR	12,642	0
=,†,πVTB Bank PJSC	292,180,000	0
=,πX5 Retail Group NV GDR	11,224	0
=,†,πYandex NV Class A	28,824	0
		0
Saudi Arabia–4.59%
ACWA Power Co.	4,097	182,462
Advanced Petrochemical Co.	6,418	75,884
†Al Rajhi Bank	101,578	2,174,601
Alinma Bank	51,055	488,375
Almarai Co. JSC	12,792	180,001
Arab National Bank	31,450	255,827
†Bank AlBilad	25,611	321,112
Bank Al-Jazira	20,486	121,870
Banque Saudi Fransi	30,813	340,391
Bupa Arabia for Cooperative Insurance Co.	3,048	135,793
†Dar Al Arkan Real Estate Development Co.	26,955	113,566
Dr Sulaiman Al Habib Medical Services Group Co.	4,588	252,582
Elm Co.	1,218	101,845
†Emaar Economic City	19,907	51,745
Etihad Etisalat Co.	19,175	180,706
Jarir Marketing Co.	2,949	130,304
†Mobile Telecommunications Co. Saudi Arabia	22,077	66,767
Mouwasat Medical Services Co.	2,489	130,477
†National Industrialization Co.	16,616	59,341
†Rabigh Refining & Petrochemical Co.	21,264	77,626
Riyad Bank	70,216	589,437
SABIC Agri-Nutrients Co.	11,164	463,748
Sahara International Petrochemical Co.	18,321	200,334
†Saudi Arabian Mining Co.	44,751	818,215
Saudi Arabian Oil Co.	125,556	1,195,291
Saudi Basic Industries Corp.	46,698	1,092,820
Saudi British Bank	48,156	497,952
Saudi Electricity Co.	42,639	276,038
Saudi Industrial Investment Group	18,747	112,735
Saudi Investment Bank	24,872	112,303
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
†Saudi Kayan Petrochemical Co.	37,289	$ 134,040
Saudi National Bank	113,731	1,897,656
†Saudi Research & Media Group	1,835	92,182
Saudi Tadawul Group Holding Co.	1,846	98,126
Saudi Telecom Co.	77,935	811,332
Savola Group	13,152	98,461
Yanbu National Petrochemical Co.	13,341	162,515
		14,094,460
South Africa–3.22%
Absa Group Ltd.	41,977	407,764
African Rainbow Minerals Ltd.	5,769	77,936
Anglo American Platinum Ltd.	2,699	191,425
AngloGold Ashanti Ltd.	21,835	298,284
Aspen Pharmacare Holdings Ltd.	19,645	145,189
Bid Corp. Ltd.	17,162	264,371
Bidvest Group Ltd.	14,648	159,056
Capitec Bank Holdings Ltd.	4,533	388,362
Clicks Group Ltd.	12,811	202,046
†Discovery Ltd.	26,378	152,282
Exxaro Resources Ltd.	12,457	138,348
FirstRand Ltd.	262,075	874,874
Foschini Group Ltd.	16,791	109,132
Gold Fields Ltd.	46,493	374,992
Growthpoint Properties Ltd.	172,365	112,275
Harmony Gold Mining Co. Ltd.	28,287	66,674
Impala Platinum Holdings Ltd.	44,178	410,750
Kumba Iron Ore Ltd.	3,278	69,536
Mr Price Group Ltd.	13,011	123,957
MTN Group Ltd.	88,135	581,514
MultiChoice Group	18,993	121,345
Naspers Ltd. Class N	11,292	1,400,474
Nedbank Group Ltd.	23,957	264,374
†Northam Platinum Holdings Ltd.	17,151	148,607
Old Mutual Ltd.	237,931	127,860
Pepkor Holdings Ltd.	84,527	96,996
Remgro Ltd.	27,790	203,819
Sanlam Ltd.	91,160	257,850
†Sasol Ltd.	29,459	460,789
Shoprite Holdings Ltd.	25,719	307,052
Sibanye Stillwater Ltd.	146,726	336,813
SPAR Group Ltd.	9,604	76,068

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Standard Bank Group Ltd.	69,796	$ 551,370
Vodacom Group Ltd.	32,878	220,910
Woolworths Holdings Ltd.	50,737	170,487
		9,893,581
Taiwan–13.19%
Accton Technology Corp.	26,000	221,767
Acer, Inc.	148,000	101,896
Advantech Co. Ltd.	22,595	208,133
†Airtac International Group	7,696	176,079
ASE Technology Holding Co. Ltd.	172,000	427,609
Asia Cement Corp.	117,000	144,861
ASMedia Technology, Inc.	2,000	41,386
Asustek Computer, Inc.	36,000	263,984
=,†AUO Corp.	415,000	189,921
†Catcher Technology Co. Ltd.	35,000	189,529
Cathay Financial Holding Co. Ltd.	411,563	515,826
Chailease Holding Co. Ltd.	71,009	405,611
Chang Hwa Commercial Bank Ltd.	240,626	129,625
Cheng Shin Rubber Industry Co. Ltd.	89,000	99,726
China Airlines Ltd.	141,000	86,701
China Development Financial Holding Corp.	808,048	303,866
China Steel Corp.	614,000	514,733
Chunghwa Telecom Co. Ltd.	198,000	708,669
Compal Electronics, Inc.	212,000	144,559
CTBC Financial Holding Co. Ltd.	912,000	567,357
Delta Electronics, Inc.	101,000	802,255
E Ink Holdings, Inc.	44,000	290,485
E.Sun Financial Holding Co. Ltd.	667,651	540,218
Eclat Textile Co. Ltd.	10,000	122,778
eMemory Technology, Inc.	3,000	106,189
Eva Airways Corp.	129,000	114,044
†Evergreen Marine Corp. Taiwan Ltd.	52,986	241,586
Far Eastern New Century Corp.	162,000	164,478
Far EasTone Telecommunications Co. Ltd.	81,000	184,303
Feng TAY Enterprise Co. Ltd.	22,280	110,204
First Financial Holding Co. Ltd.	551,239	450,003
Formosa Chemicals & Fibre Corp.	183,000	396,933
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Formosa Petrochemical Corp.	58,000	$ 150,748
Formosa Plastics Corp.	215,000	585,223
Fubon Financial Holding Co. Ltd.	386,734	604,781
Giant Manufacturing Co. Ltd.	16,000	103,006
Globalwafers Co. Ltd.	12,000	136,877
Hon Hai Precision Industry Co. Ltd.	647,000	2,071,770
Hotai Motor Co. Ltd.	16,000	286,824
Hua Nan Financial Holdings Co. Ltd.	462,880	322,932
=,†Innolux Corp.	509,000	165,801
Inventec Corp.	127,000	91,297
Largan Precision Co. Ltd.	5,000	262,105
Lite-On Technology Corp.	105,000	210,595
MediaTek, Inc.	79,000	1,363,256
Mega Financial Holding Co. Ltd.	579,925	567,392
Micro-Star International Co. Ltd.	34,000	114,448
momo.com, Inc.	3,600	60,077
Nan Ya Plastics Corp.	248,000	520,406
Nan Ya Printed Circuit Board Corp.	12,000	70,535
Nanya Technology Corp.	63,000	96,545
Nien Made Enterprise Co. Ltd.	9,000	71,050
Novatek Microelectronics Corp.	30,000	205,324
Pegatron Corp.	102,000	187,211
Pou Chen Corp.	111,000	99,220
Powerchip Semiconductor Manufacturing Corp.	135,000	120,650
President Chain Store Corp.	30,000	266,186
Quanta Computer, Inc.	141,000	341,315
Realtek Semiconductor Corp.	24,000	202,610
Ruentex Development Co. Ltd.	59,700	95,964
Shanghai Commercial & Savings Bank Ltd.	187,449	289,380
Shin Kong Financial Holding Co. Ltd.	663,764	170,847
SinoPac Financial Holdings Co. Ltd.	536,170	290,922
Synnex Technology International Corp.	68,000	112,646
Taishin Financial Holding Co. Ltd.	563,764	242,362
Taiwan Cement Corp.	316,050	336,598

LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	511,016	$ 420,736
Taiwan High Speed Rail Corp.	99,000	88,669
Taiwan Mobile Co. Ltd.	88,000	264,853
Taiwan Semiconductor Manufacturing Co. Ltd.	1,268,000	16,807,836
Unimicron Technology Corp.	66,000	241,606
Uni-President Enterprises Corp.	252,000	532,927
†United Microelectronics Corp.	616,000	689,364
Vanguard International Semiconductor Corp.	46,000	93,192
Voltronic Power Technology Corp.	3,000	131,942
Walsin Lihwa Corp.	145,548	183,833
Wan Hai Lines Ltd.	35,190	73,408
Win Semiconductors Corp.	17,000	65,323
Winbond Electronics Corp.	152,000	93,857
Wiwynn Corp.	5,000	126,351
WPG Holdings Ltd.	81,000	118,298
†Yageo Corp.	23,000	194,143
Yang Ming Marine Transport Corp.	89,000	170,988
Yuanta Financial Holding Co. Ltd.	511,910	313,936
Zhen Ding Technology Holding Ltd.	34,000	112,736
		40,506,215
Thailand–2.05%
Advanced Info Service PCL NVDR	62,166	320,631
†Airports of Thailand PCL NVDR	223,419	427,936
Asset World Corp. PCL	405,873	62,409
B Grimm Power PCL NVDR	45,758	40,737
Bangkok Commercial Asset Management PCL	90,086	38,690
Bangkok Dusit Medical Services PCL NVDR	538,984	420,177
Bangkok Expressway & Metro PCL NVDR	387,568	94,281
Berli Jucker PCL NVDR	60,985	52,637
BTS Group Holdings PCL NVDR	391,467	85,821
Bumrungrad Hospital PCL NVDR	30,722	184,206
Carabao Group PCL Class F	15,003	33,908
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Central Pattana PCL NVDR	102,665	$ 176,587
Central Retail Corp. PCL	154,245	161,524
Charoen Pokphand Foods PCL NVDR	195,603	129,597
CP ALL PCL NVDR	304,182	451,690
Delta Electronics Thailand PCL	15,806	274,049
Delta Electronics Thailand PCL NVDR	600	10,339
Electricity Generating PCL NVDR	13,057	56,989
Energy Absolute PCL NVDR	85,387	198,998
Global Power Synergy PCL NVDR	35,381	59,497
Gulf Energy Development PCL NVDR	149,114	206,628
Home Product Center PCL NVDR	300,306	106,925
Indorama Ventures PCL NVDR	85,957	88,197
Intouch Holdings PCL Class F	56,782	109,515
JMT Network Services PCL NVDR	33,313	59,965
Kasikornbank PCL NVDR	30,500	115,896
Krung Thai Bank PCL NVDR	178,420	78,721
Krungthai Card PCL NVDR	45,420	68,891
Land & Houses PCL NVDR	425,040	99,864
†Minor International PCL NVDR	158,713	110,896
Muangthai Capital PCL NVDR	37,649	35,816
Osotspa PCL NVDR	75,524	54,405
PTT Exploration & Production PCL NVDR	72,726	310,119
PTT Global Chemical PCL NVDR	113,775	124,507
PTT Oil & Retail Business PCL	151,962	104,367
PTT PCL NVDR	520,632	468,189
Ratch Group PCL NVDR	53,914	58,456
SCB X PCL NVDR	43,179	118,316
SCG Packaging PCL	65,025	89,642
Siam Cement PCL NVDR	39,941	344,578
Srisawad Corp. PCL NVDR	34,759	39,268
Thai Oil PCL NVDR	62,220	84,337
Thai Union Group PCL NVDR	144,436	71,437
True Corp. PCL NVDR	596,573	79,600
		6,309,238

LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey–0.35%
Akbank TAS	157,159	$ 95,959
Aselsan Elektronik Sanayi Ve Ticaret AS	34,583	54,554
BIM Birlesik Magazalar AS	22,873	143,122
Eregli Demir ve Celik Fabrikalari TAS	71,307	111,189
Ford Otomotiv Sanayi AS	3,559	62,696
Haci Omer Sabanci Holding AS	52,060	72,220
KOC Holding AS	38,686	94,164
†Turk Hava Yollari AO	28,179	106,995
Turkcell Iletisim Hizmetleri AS	60,407	64,195
Turkiye Is Bankasi AS Class C	177,171	71,350
†Turkiye Petrol Rafinerileri AS	6,416	99,854
Turkiye Sise ve Cam Fabrikalari AS	70,884	97,448
		1,073,746
United Arab Emirates–1.35%
Abu Dhabi Commercial Bank PJSC	145,379	356,592
Abu Dhabi Islamic Bank PJSC	74,274	182,774
Abu Dhabi National Oil Co. for Distribution PJSC	159,900	193,283
Aldar Properties PJSC	196,605	224,436
Dubai Islamic Bank PJSC	151,998	246,592
Emaar Properties PJSC	209,638	328,949
Emirates NBD Bank PJSC	96,962	339,047
Emirates Telecommunications Group Co. PJSC	180,479	1,147,125
First Abu Dhabi Bank PJSC	229,304	1,112,231
		4,131,029
United States–0.06%
†Legend Biotech Corp. ADR	2,600	106,080
Parade Technologies Ltd.	4,000	73,502
		179,582
Total Common Stock (Cost $281,005,436)		282,642,028
PREFERRED STOCKS–2.34%
Brazil–1.53%
Banco Bradesco SA 3.13%	276,871	1,018,310
Braskem SA 27.50%	9,700	47,184
Centrais Eletricas Brasileiras SA 3.35%	14,400	120,526
Cia Energetica de Minas Gerais 12.82%	71,120	142,257
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Brazil (continued)
Gerdau SA 14.89%	60,000	$ 271,840
Itau Unibanco Holding SA 2.82%	251,400	1,304,921
Itausa SA 5.41%	241,860	437,149
Petroleo Brasileiro SA 38.60%	247,000	1,371,828
		4,714,015
Chile–0.22%
Sociedad Quimica y Minera de Chile SA 6.31%	7,423	690,841
		690,841
Colombia–0.05%
Bancolombia SA 8.44%	22,893	139,146
		139,146
Republic of Korea–0.54%
Hyundai Motor Co. 6.40%	1,184	69,220
Hyundai Motor Co. 6.42%	1,856	107,906
LG Chem Ltd. 4.36%	389	67,748
LG H&H Co. Ltd. 3.87%	106	24,285
Samsung Electronics Co. Ltd. 2.16%	42,666	1,385,915
		1,655,074
Russia–0.00%
=,πSurgutneftegas PJSC	640,200	0
		0
Total Preferred Stocks (Cost $7,220,875)		7,199,076
RIGHTS–0.00%
Brazil–0.00%
†Localiza Rent a Car SA	118	241
		241
Philippines–0.00%
=,†Globe Telecom, Inc.	103	615
		615
Total Rights (Cost $0)		856
WARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings PCL exp 11/20/26 exercise price THB 14.9000	180,506	1,473
†BTS Group Holdings PCL exp 11/07/24 exercise price THB 11.9000	90,253	594

LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
Thailand (continued)
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	$ 316
Total Warrants (Cost $0)		2,383

MONEY MARKET FUND–3.96%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	12,159,415	12,159,415
Total Money Market Fund (Cost $12,159,415)		12,159,415

TOTAL INVESTMENTS–98.32% (Cost $300,385,726)	302,003,758
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.68%	5,156,464
NET ASSETS APPLICABLE TO 34,853,741 SHARES OUTSTANDING–100.00%	$307,160,222

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,346,682	0
Gazprom PJSC ADR	10/31/2018	182,671	0
Gazprom PJSC ADR	10/31/2018	28,083	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Magnit PJSC	6/14/2019	385,826	0
MMC Norilsk Nickel PJSC	10/31/2018	1,093,007	0
Mobile TeleSystems PJSC ADR	5/19/2021	329,452	0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition	Cost	Value
Severstal PAO	10/31/2018	$284,734	$0
Surgutneftegas PJSC	10/31/2018	682,848	0
Tatneft PJSC	10/31/2018	1,490,294	0
TCS Group Holding PLC GDR	2/26/2021	594,556	0
VK Co. Ltd. GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
X5 Retail Group NV GDR	2/17/2021	264,703	0
Yandex NV Class A	2/17/2021	1,962,092	0
Total		$19,799,954	$—

The following futures contracts and swap contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
295	E-mini MSCI Emerging Markets Index	$12,854,625	$14,405,462	12/16/22	$—	$(1,550,837)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on FEDL03.[3]	7,001,231	1.00%	10/21/22	$(971,318)	$—	$(971,318)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CITI–Citigroup Global Markets
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP SSGA Emerging Markets Equity Index Fund–28

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$37,122	$—	$37,122
Brazil	12,488,900	—	—	12,488,900
Chile	821,086	205,318	—	1,026,404
China	8,838,717	72,267,538	90,836	81,197,091
Colombia	282,091	—	—	282,091
Czech Republic	329,789	96,967	—	426,756
Egypt	22,896	200,442	—	223,338
Greece	—	753,820	—	753,820
Hong Kong	38,984	6,475,327	30,406	6,544,717
Hungary	—	451,382	—	451,382
India	—	44,970,487	64,455	45,034,942
Indonesia	138,398	6,387,281	—	6,525,679
Kuwait	2,599,484	—	—	2,599,484
Luxembourg	102,495	—	—	102,495
Malaysia	340,335	4,109,652	—	4,449,987
Mexico	6,644,197	—	—	6,644,197
Netherlands	—	102,610	—	102,610
Peru	730,843	—	—	730,843
Philippines	—	2,051,935	—	2,051,935
Poland	—	1,517,983	—	1,517,983
Qatar	108,312	3,605,101	—	3,713,413
Republic of Korea	—	29,548,988	—	29,548,988
Russia	—	—	—*	—
Saudi Arabia	—	14,094,460	—	14,094,460
South Africa	1,726,893	8,166,688	—	9,893,581
Taiwan	—	40,150,493	355,722	40,506,215
Thailand	769,737	5,539,501	—	6,309,238
Turkey	336,529	737,217	—	1,073,746
United Arab Emirates	—	4,131,029	—	4,131,029
United States	106,080	73,502	—	179,582
Preferred Stocks
Brazil	4,714,015	—	—	4,714,015
Chile	—	690,841	—	690,841
Colombia	139,146	—	—	139,146
Republic of Korea	—	1,655,074	—	1,655,074
Russia	—	—	—	—
Rights	241	—	615	856
Warrants	—	2,383	—	2,383
Money Market Fund	12,159,415	—	—	12,159,415
Total Investments	$53,438,583	$248,023,141	$542,034	$302,003,758
Derivatives:

Liabilities:
Futures Contract	$(1,550,837)	$—	$—	$(1,550,837)
Swap Contract	$—	$(971,318)	$—	$(971,318)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–29